Financial Risk Management and Financial Instruments - Schedule of Net Carrying Amounts of Monetary Assets And Liabilities Split on Currencies (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	€ 181,160	€ 170,862
Danish Kroner (DKK) [member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	2,789	404
US Dollars (USD) [member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	183,362	118,741
Euro (EUR) [member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	(3,767)	52,591
British Pounds (GBP) [member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	1,163	839
Other [member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amounts	€ (2,387)	€ (1,713)